Note 11 - Income Taxes (Detail) - Reconciliation of Effective Income Tax Rates and Statutory Federal Tax Rates (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Tax benefit at U.S. statutory rate	34.00%	34.00%	34.00%	34.00%
Tax benefit at U.S. statutory rate (in Dollars)	$ 556,712	$ 7,629,397	$ 1,232,008	$ 744,519
State taxes, net of federal benefit	4.00%	4.00%	4.00%	4.00%
State taxes, net of federal benefit (in Dollars)	65,495	897,534	144,942	87,590
Change in valuation allowance	(38.00%)	(38.00%)	(38.00%)	(38.00%)
Change in valuation allowance (in Dollars)	$ (622,207)	$ (8,526,951)	$ (1,376,950)	$ (832,109)